Schedule of direct costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Depreciation of right-of-use assets	$ 5,820,618		$ 7,595,884	$ 214,642
Utilities and grid services	3,907,278	3,916,279	8,441,819	9,044,441
Depreciation of property, plant and equipmen	2,495,270	2,822,201	7,305,858	8,937,872
Salaries and wages	75,047	74,462	329,841	230,888
Rentals	25,591	36,585	105,511	104,750
Other direct costs	87,993	77,045	215,575	453,448
Total direct costs	$ 12,411,797	$ 6,926,572	$ 23,994,488	$ 18,986,041